Debt (Details) - Schedule of Maturities of Debt - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Maturities of Debt [Abstract]
2023	$ 198,939	$ 357,008
2024	2,211,185
Total	$ 2,410,124	$ 357,008